(212) 318-6054

vadimavdeychik@paulhastings.com

December 18, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Brookfield Real Assets Income Fund Inc. (the “Fund”) Registration Statement on Form N-2

File No.: 811-23157

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The Registration Statement is for the shelf registration of shares of the Fund’s common stock or preferred stock, including subscription rights to purchase common stock or preferred stock.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Vadim Avdeychik

Vadim Avdeychik
for Paul Hastings LLP